Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,109
Due from 1 to 5 years, amortized cost	1,452
Due from 5 to 10 years, amortized cost	501
Due after 10 years, amortized cost	184
Total, amortized cost	3,246
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,121
Due from 1 to 5 years, fair value	1,544
Due from 5 to 10 years, fair value	538
Due after 10 years, fair value	200
Total, fair value	3,403
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.54%
Due from 1 to 5 years, average yield (as a percent)	2.98%
Due from 5 to 10 years, average yield (as a percent)	1.62%
Due after 10 years, average yield (as a percent)	2.26%
Total, average yield (as a percent)	2.58%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	948
Due from 1 to 5 years, amortized cost	703
Due from 5 to 10 years, amortized cost	87
Due after 10 years, amortized cost	38
Total, amortized cost	1,776
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	958
Due from 1 to 5 years, fair value	754
Due from 5 to 10 years, fair value	87
Due after 10 years, fair value	45
Total, fair value	1,844
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.53%
Due from 1 to 5 years, average yield (as a percent)	3.76%
Due from 5 to 10 years, average yield (as a percent)	0.00%
Due after 10 years, average yield (as a percent)	5.32%
Total, average yield (as a percent)	2.97%